11. INCOME TAXES (Details 1)	10 Months Ended
Dec. 31, 2011
Income Taxes Details 1
Statutory rate - federal	(35.00%)
State taxes, net of federal benefit	(1.81%)
Partnership Losses proceeding the conversion to a C Corp	19.39%
Permanent differences and other
Stock Based Compensation related to profits interest	9.52%
Meals & Entertainment	0.01%
Deferred tax adjustment upon conversion to taxable status	1.61%
Change in valuation allowance	6.28%
Income tax provision (benefit)	0.00%